Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Amounts related to accounts payable and accrued expenses as of March 31, 2022 and December 31, 2021 were as follows:

	March 31,	December 31,
	2022	2021

Trade accounts payable	$356,832	$306,220
Accrued payroll liabilities	66,282	172,500
Accrued operating expenses	286,345	265,411
Accrued interest	50,931	46,712
	$760,390	$790,843

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Amounts related to accounts payable and accrued expenses as of December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

Trade accounts payable	$306,220	$361,346
Accrued payroll liabilities	172,500	135,625
Accrued operating expenses	265,411	340,464
Accrued interest	46,712	347,452
Accrued settlement of litigation and other dispute	—	706,862
	$790,843	$1,891,749